NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Capital contributions	$ 569	$ 65	$ 438
Return of Capital			82
Acquisition			(5,006)
Disposals	(56)	(181)
Total
Disclosure of subsidiaries [line items]
Beginning Balance	10,297
Net income (loss)	336	(23)	(92)
Ending Balance	10,680	10,297
Total | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	10,297	10,290	10,258
Net income (loss)	336	(23)	(92)
Other comprehensive income	782	601	1,382
Capital contributions	569	65	336
Dividends declared and return of capital	(1,268)	(655)	(513)
Return of Capital			(82)
Special distribution/TerraForm Power acquisition			(1,026)
Disposals	(54)	(181)
Other	18	200	27
Ending Balance	10,680	10,297	10,290
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance	685
Net income (loss)	19	5	(13)
Ending Balance	477	685
Brookfield Americas Infrastructure Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	686	1,002	922
Net income (loss)	19	5	(13)
Other comprehensive income	(103)	(122)	100
Capital contributions	0	0	0
Dividends declared and return of capital	(71)	(18)	(8)
Return of Capital			0
Special distribution/TerraForm Power acquisition			0
Disposals	(54)	(181)
Other	0	0	1
Ending Balance	$ 477	686	1,002
Brookfield Americas Infrastructure Fund | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Brookfield Americas Infrastructure Fund | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,251
Net income (loss)	(34)	(32)	(17)
Ending Balance	2,615	2,251
Brookfield Infrastructure Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	2,251	1,902	1,756
Net income (loss)	(34)	(32)	(17)
Other comprehensive income	448	411	189
Capital contributions	4	1	4
Dividends declared and return of capital	(55)	(31)	(29)
Return of Capital			0
Special distribution/TerraForm Power acquisition			0
Disposals	0	0
Other	1	0	(1)
Ending Balance	$ 2,615	2,251	1,902
Brookfield Infrastructure Fund II | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	43.00%
Brookfield Infrastructure Fund II | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,226
Net income (loss)	(3)	(2)	(8)
Ending Balance	1,245	1,226
Brookfield Infrastructure Fund III | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	3,186	3,082	2,834
Net income (loss)	110	(20)	(64)
Other comprehensive income	156	187	528
Capital contributions	0	0	0
Dividends declared and return of capital	(393)	(220)	(139)
Return of Capital			(41)
Special distribution/TerraForm Power acquisition			0
Disposals	0	0
Other	2	157	(36)
Ending Balance	$ 3,061	3,186	3,082
Brookfield Infrastructure Fund III | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	23.00%
Brookfield Infrastructure Fund III | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Beginning Balance	$ 261
Net income (loss)	1	(3)	1
Ending Balance	707	261
Brookfield Infrastructure Fund IV | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	261	74	0
Net income (loss)	1	(3)	1
Other comprehensive income	164	137	2
Capital contributions	276	64	71
Dividends declared and return of capital	0	(11)	0
Return of Capital			0
Special distribution/TerraForm Power acquisition			0
Disposals	0	0
Other	5	0	0
Ending Balance	$ 707	261	74
Interests held by third parties	75.00%
Brookfield Global Infrastructure Income Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 0	0	0
Net income (loss)	0	0	0
Other comprehensive income	10	0	0
Capital contributions	200	0	0
Dividends declared and return of capital	(7)	0	0
Return of Capital			0
Special distribution/TerraForm Power acquisition			0
Disposals	0	0
Other	30	0	0
Ending Balance	$ 233	0	0
Brookfield Global Infrastructure Income Fund | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	1.50%
Brookfield Global Infrastructure Income Fund | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	6.80%
Isagen institutional partners | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,442	2,650	2,375
Net income (loss)	179	113	130
Other comprehensive income	67	(107)	325
Capital contributions	0	0	0
Dividends declared and return of capital	(524)	(214)	(180)
Return of Capital			0
Special distribution/TerraForm Power acquisition			0
Disposals	0	0
Other	(5)	0	0
Ending Balance	$ 2,159	2,442	2,650
Interests held by third parties	53.00%
Isagen institutional partners | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	52.60%
Isagen public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 13	14	13
Net income (loss)	1	1	0
Other comprehensive income	1	0	2
Capital contributions	0	0	0
Dividends declared and return of capital	(1)	(2)	0
Return of Capital			0
Special distribution/TerraForm Power acquisition			0
Disposals	0	0
Other	(1)	0	(1)
Ending Balance	$ 13	13	14
Interests held by third parties	0.30%
The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning Balance	$ 132
Net income (loss)	11	16	16
Ending Balance	115	132
The Catalyst Group | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	132	97	89
Net income (loss)	11	16	16
Other comprehensive income	(19)	28	27
Capital contributions	0	0	0
Dividends declared and return of capital	(9)	(9)	(35)
Return of Capital			0
Special distribution/TerraForm Power acquisition			0
Disposals	0	0
Other	0	0	0
Ending Balance	$ 115	132	97
Interests held by third parties	25.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,197
Net income (loss)	63	(175)	(268)
Ending Balance	$ 2,283	2,197
Interests held by third parties	35.50%
TerraForm Power | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 853	961	2,129
Net income (loss)	32	(67)	(142)
Other comprehensive income	67	(6)	176
Capital contributions	0	0	0
Dividends declared and return of capital	(123)	(105)	(86)
Return of Capital			(41)
Special distribution/TerraForm Power acquisition			(1,026)
Disposals	0	0
Other	3	70	(49)
Ending Balance	$ 832	853	961
Interests held by third parties	33.00%
Other
Disclosure of subsidiaries [line items]
Beginning Balance	$ 52
Net income (loss)	22	6	2
Ending Balance	92	52
Other | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	473	508	140
Net income (loss)	17	(36)	(3)
Other comprehensive income	(9)	73	33
Capital contributions	89	0	261
Dividends declared and return of capital	(85)	(45)	(36)
Return of Capital			0
Special distribution/TerraForm Power acquisition			0
Disposals	0	0
Other	(17)	(27)	113
Ending Balance	$ 468	$ 473	$ 508
Other | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	0.30%
Other | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%